Stock Incentive Plans - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Oct. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award stock options granted during the period				2,822,484	4,210,228	4,331,805
Allocated share based compensation expense		$ 23,644	$ 12,654
Share based compensation by share based award options excercised shares issued net of tax witholding obligation				1,922,019
Share based compensation by share based arrangement options vested during the period aggregate fair value		1,700		$ 213,400
Share based compensation by share based arrangement unrecognised compensation for options unvested		$ 105,600		$ 103,500
Share price		$ 7.42
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award stock options granted during the period				1,924,063	476,090	315,350
Share based compensation by share based award options excercised shares issued net of tax witholding obligation					330,675	234,299
Shares Paid For Tax Witholding For Share Based Compensation				2,044	145,415	81,051
Two Thousand and Twenty One Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for future issuance increase on the first day of fiscal year by number of shares percentage of total number of shares of common stock outstanding				5.00%
CCC 2021 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance		6,031,714		6,031,704
Number of shares sold under plan		0		0
CCC 2021 Employee Stock Purchase Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Rate Of Payroll Deduction Of Compensation Of Eligible Employees	15.00%
CCC 2021 Employee Stock Purchase Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Rate Of Payroll Deduction Of Compensation Of Eligible Employees	1.00%
Threshold Percentage Of Lessor Of The Fair Market Value Of Common Stock To Purchase Price Of Shares Of Common Stock Purchased Under Plan	85.00%
Aggregate Number Of Shares Reserved For Sale Under Plan Increases On Beginning Of Period Percentage Of Total Number Of Shares Outstanding Or Lessor Amount		1.00%		1.00%
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense		$ 14,435	$ 11,305
Share-based Payment Arrangement, Option [Member] | Time Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value				$ 3.67	$ 1.83	$ 1.54
Share-based Payment Arrangement, Option [Member] | Performance And Market Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value				$ 0.88	$ 0.88	0.67
Phantom Share Units (PSUs) [Member] | Two Thousand Seventeen Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested shares settled in cash amount				$ 10,200
Phantom Share Units (PSUs) [Member] | Phantom Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional stock based compensation				6,000
Performance Based Awards [Member] | Two Thousand Seventeen Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional stock based compensation				203,900
Company Earnout Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense				$ 19,500
Number of additional shares				13,500,000	1,500,000
Share price				$ 15
Number of trading days used to determine the share price				20 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement equity instruments other than options granted during the period		14,315,680		18,677,411
Share based compensation by share based award weighted average grant date fair value of options granted during the period		$ 10.2		$ 10.74
Restricted Stock Units (RSUs) [Member] | Performance And Market Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement equity instruments other than options granted during the period		674,443		5,473,691
Restricted Stock Units (RSUs) [Member] | Time Based Vesting Requirements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement equity instruments other than options granted during the period		12,966,746		7,730,019
Restricted Stock Units (RSUs) [Member] | Performance Based Vesting Requirements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement equity instruments other than options granted during the period		674,491		5,473,701
Common Class B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement options vested during the period aggregate fair value				$ 203,900
Common Class B [Member] | Two Thousand Seventeen Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award stock options granted during the period				2,822,484
Common Class B [Member] | Time Based Vesting Conditions [Member] | Two Thousand Seventeen Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award stock options granted during the period				2,754,374
Common Class B [Member] | Performance And Market Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement unrecognised compensation for options unvested remaining period for recognition		3 years 7 months 6 days		3 years 6 months
Common Class B [Member] | Performance And Market Based Vesting Conditions [Member] | Two Thousand Seventeen Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award stock options granted during the period				68,110
Common Class B [Member] | Time Based Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement unrecognised compensation for options unvested				$ 95,700
Common Class B [Member] | Share-based Payment Arrangement, Option [Member] | Time Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price				$ 3.67	$ 1.83	1.39
Common Class B [Member] | Share-based Payment Arrangement, Option [Member] | Performance And Market Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price				0.88	0.88	0.67
Common Class B [Member] | Phantom Share Units (PSUs) [Member] | Two Thousand Seventeen Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award weighted average grant date fair value of options granted during the period				$ 0	$ 0	$ 0
Common Class B [Member] | Phantom Share Units (PSUs) [Member] | Two Thousand Seventeen Stock Plan [Member] | Other Noncurrent Liabilities [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liabilities for share based compensation					$ 3,200
Common Class B [Member] | Phantom Share Units (PSUs) [Member] | General and Administrative Expense [Member] | Two Thousand Seventeen Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense				$ 7,000	$ 2,200	$ 600
Common Class B [Member] | Time Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement unrecognised compensation for options unvested		$ 214,700